UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

______	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________________ to ___________________________

Date of Report (Date of earliest event reported) ___________________________

Commission File Number of securitizer: ___________________________

Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001812383 (Citadel Depositor, LLC)

ACRA Trust 2026-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________________

Central Index Key Number of underwriter (if applicable): ___________________________

Ellen Coleman, Chief Financial Officer, 949-900-6630

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

Schedule 1— Narrative
Schedule 2— Due Diligence Standard Report
Schedule 3— Supplemental Report
Schedule 4— Rating Agency Grades Summary
Schedule 5— Valuation Report
Schedule 6— Data Compare Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Conditions Report
Schedule 3— Loan Level Tape Compare Report
Schedule 4— Non ATR QM Report
Schedule 5— Rating Agency ATR QM Report
Schedule 6— Standard Upload Report
Schedule 7— Valuations Summary Report
Schedule 8— Waived Conditions Report

99.3	Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative
Schedule 2— Valuation Report
Schedule 3— Supplemental Data
Schedule 4— RA Grade Summary
Schedule 5— RA Grade Detail
Schedule 6— Data Compare
Schedule 7— Business Purpose Supplement
Schedule 8— ATR-QM

99.4	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative
Schedule 2— Redacted TPR Securitization Reports (93 of 163 loans) – RA Grades
Schedule 3— Redacted TPR Securitization Reports (93 of 163 loans) – Exception Detail
Schedule 4— Redacted TPR Securitization Reports (93 of 163 loans) – Valuation Report
Schedule 5— Redacted TPR Securitization Reports (93 of 163 loans) – Data Compare
Schedule 6— Redacted TPR Securitization Reports (93 of 163 loans) – QM ATR Data
Schedule 7— Redacted TPR Securitization Reports (93 of 163 loans) – Business Purpose
Schedule 8— Redacted TPR Securitization Reports (70 of 163 loans) – RA Grades
Schedule 9— Redacted TPR Securitization Reports (70 of 163 loans) – Exception Detail
Schedule 10— Redacted TPR Securitization Reports (70 of 163 loans) – Valuation Report

Schedule 11— Redacted TPR Securitization Reports (70 of 163 loans) – Data Compare
Schedule 12— Redacted TPR Securitization Reports (70 of 163 loans) – QM ATR Data
Schedule 13— Redacted TPR Securitization Reports (70 of 163 loans) – Business Purpose

99.5	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative
Schedule 2— Rating Agency Grades
Schedule 3— Exception Grades
Schedule 4— Valuation Summary
Schedule 5— Supplemental Data

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 17, 2026

Citadel Depositor, LLC (Securitizer)

By:	/s/ Ellen Coleman
Name: Ellen Coleman Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

Schedule 1— Narrative
Schedule 2— Due Diligence Standard Report
Schedule 3— Supplemental Report
Schedule 4— Rating Agency Grades Summary
Schedule 5— Valuation Report
Schedule 6— Data Compare Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Conditions Report
Schedule 3— Loan Level Tape Compare Report
Schedule 4— Non ATR QM Report
Schedule 5— Rating Agency ATR QM Report
Schedule 6— Standard Upload Report
Schedule 7— Valuations Summary Report
Schedule 8— Waived Conditions Report

99.3	Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative
Schedule 2— Valuation Report
Schedule 3— Supplemental Data
Schedule 4— RA Grade Summary
Schedule 5— RA Grade Detail
Schedule 6— Data Compare
Schedule 7— Business Purpose Supplement
Schedule 8— ATR-QM

99.4	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative
Schedule 2— Redacted TPR Securitization Reports (93 of 163 loans) – RA Grades
Schedule 3— Redacted TPR Securitization Reports (93 of 163 loans) – Exception Detail
Schedule 4— Redacted TPR Securitization Reports (93 of 163 loans) – Valuation Report
Schedule 5— Redacted TPR Securitization Reports (93 of 163 loans) – Data Compare
Schedule 6— Redacted TPR Securitization Reports (93 of 163 loans) – QM ATR Data
Schedule 7— Redacted TPR Securitization Reports (93 of 163 loans) – Business Purpose
Schedule 8— Redacted TPR Securitization Reports (70 of 163 loans) – RA Grades
Schedule 9— Redacted TPR Securitization Reports (70 of 163 loans) – Exception Detail
Schedule 10— Redacted TPR Securitization Reports (70 of 163 loans) – Valuation Report
Schedule 11— Redacted TPR Securitization Reports (70 of 163 loans) – Data Compare
Schedule 12— Redacted TPR Securitization Reports (70 of 163 loans) – QM ATR Data
Schedule 13— Redacted TPR Securitization Reports (70 of 163 loans) – Business Purpose

99.5	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative
Schedule 2— Rating Agency Grades
Schedule 3— Exception Grades
Schedule 4— Valuation Summary
Schedule 5— Supplemental Data

- 6 -